Segment Information - Narrative (Details) grade_resin in Thousands	12 Months Ended
	Dec. 31, 2018 segment grade_resin supplier injection_molder_extruder	Dec. 31, 2017 segment
Segment Reporting [Abstract]
Number of reportable segments | segment	3	5
Number of grades of resins sold by polyone distribution (more than) | grade_resin	4
Number of products sold | injection_molder_extruder	6,500
Number of suppliers represented by PolyOne distribution (more than) | supplier	25